Summary of Significant Accounting Policies - Ordinary Shares (Details) - USD ($)	May 29, 2020	Apr. 22, 2020	Mar. 31, 2019
Common Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Common Stock, Par or Stated Value Per Share			$ 0.0002
Common Stock, Shares Authorized			500,000,000
Common Stock, Shares, Outstanding			9,000,000
Subsequent Event
Common Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Common Stock Value Authorized	$ 100,000	$ 75,000
Common Stock, Par or Stated Value Per Share	$ 0.0002	$ 0.00015
Common Stock, Shares Authorized	500,000,000	500,000,000
Common Stock, Shares, Outstanding	9,000,000	12,000,000